Accrued Warranty Costs (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in product warranty liability
Balance at beginning of period	$ 7.1	$ 6.1	$ 6.1	$ 6.9	$ 5.4
Claims paid	(1.0)	(0.6)	(3.7)	(4.7)	(2.9)
Warranty expense, net	1.0	0.7	2.0	4.0	4.0
Acquired warranty liabilities			2.8	0.0	0.0
Other			(0.1)	(0.1)	0.4
Balance at end of period	$ 7.1	$ 6.2	$ 7.1	$ 6.1	$ 6.9